UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Global High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 94.8%
Consumer Discretionary 20.1%
313 Group, Inc., 144A, 6.375%, 12/1/2019		390,000	382,200
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,220,000	1,348,100
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	182,800
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	854,900
8.375%, 11/15/2020		835,000	928,937
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		1,845,000	2,043,337
9.625%, 3/15/2018		470,000	521,700
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		390,000	399,750
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	774,000
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		955,000	1,031,400
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	72,963
8.0%, 4/15/2020		115,000	129,950
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		1,430,000	1,437,150
10.0%, 12/15/2018 (c)		815,000	555,219
11.25%, 6/1/2017		1,420,000	1,519,400
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		410,000	434,600
CCO Holdings LLC:
6.5%, 4/30/2021		2,075,000	2,220,250
6.625%, 1/31/2022		850,000	926,500
7.0%, 1/15/2019		220,000	237,875
7.375%, 6/1/2020		105,000	116,813
8.125%, 4/30/2020 (c)		270,000	303,075
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		445,000	443,888
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		2,260,000	2,367,350
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,473,214
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		255,000	269,025
Series B, 144A, 6.5%, 11/15/2022 (c)		690,000	734,850
Series A, 7.625%, 3/15/2020		210,000	217,350
Series B, 7.625%, 3/15/2020		2,165,000	2,262,425
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	593,250
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		705,000	703,237
DISH DBS Corp.:
6.75%, 6/1/2021		90,000	100,800
7.875%, 9/1/2019		565,000	668,113
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		735,000	459
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		775,000	804,062
Harron Communications LP, 144A, 9.125%, 4/1/2020		265,000	290,838
Hertz Corp.:
6.75%, 4/15/2019		160,000	173,600
144A, 6.75%, 4/15/2019		410,000	444,850
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		445,000	453,900
Levi Strauss & Co., 7.625%, 5/15/2020 (c)		375,000	408,750
Libbey Glass, Inc., 6.875%, 5/15/2020		245,000	263,681
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		970,000	1,067,000
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		790,000	807,775
Mediacom LLC:
7.25%, 2/15/2022		205,000	223,450
9.125%, 8/15/2019		500,000	555,000
MGM Resorts International:
6.625%, 12/15/2021		1,165,000	1,199,950
144A, 6.75%, 10/1/2020		325,000	341,250
7.5%, 6/1/2016		370,000	405,150
7.625%, 1/15/2017 (c)		1,010,000	1,107,212
8.625%, 2/1/2019 (c)		1,595,000	1,818,300
10.0%, 11/1/2016 (c)		415,000	489,700
National CineMedia LLC:
6.0%, 4/15/2022		410,000	437,675
7.875%, 7/15/2021		445,000	493,950
Netflix, Inc., 144A, 5.375%, 2/1/2021 (b)		480,000	477,600
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,728,450
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	789,700
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		565,000	580,538
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	669,281
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (c)		220,000	226,600
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		375,000	392,813
Regal Entertainment Group:
5.75%, 2/1/2025		95,000	94,050
9.125%, 8/15/2018 (c)		330,000	368,775
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	599,400
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	443,825
144A, 7.804%, 10/1/2020		645,000	664,724
Sonic Automotive, Inc.:
7.0%, 7/15/2022		190,000	209,713
Series B, 9.0%, 3/15/2018		1,000,000	1,097,500
Sotheby's, 144A, 5.25%, 10/1/2022		380,000	390,450
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (c)		355,000	363,875
Travelport LLC:
4.936% **, 9/1/2014		520,000	468,000
9.0%, 3/1/2016 (c)		140,000	123,550
UCI International, Inc., 8.625%, 2/15/2019		220,000	223,300
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,490,000	1,519,800
144A, 7.5%, 3/15/2019		825,000	901,312
144A, 8.125%, 12/1/2017	EUR	305,898	447,538
Unitymedia KabelBW GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,659,362
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,285,683
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	110,250
144A, 7.875%, 11/1/2020		250,000	270,625
144A, 8.5%, 5/15/2021		270,000	287,550
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	2,725,000	4,070,008
144A, 9.75%, 4/15/2018	EUR	1,165,000	1,669,472
Videotron Ltd., 5.0%, 7/15/2022		3,770,000	3,939,650
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	429,975
Visant Corp., 10.0%, 10/1/2017		845,000	773,175
Visteon Corp., 6.75%, 4/15/2019 (c)		794,000	849,580
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	653,400

			70,820,497
Consumer Staples 2.0%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	286,875
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021 (b)		365,000	368,194
Constellation Brands, Inc., 6.0%, 5/1/2022		185,000	208,125
Del Monte Corp., 7.625%, 2/15/2019		760,000	792,300
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,479,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	327,875
Michael Foods Group, Inc., 9.75%, 7/15/2018		760,000	843,600
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	809,750
NBTY, Inc., 9.0%, 10/1/2018		255,000	290,062
Smithfield Foods, Inc., 6.625%, 8/15/2022		470,000	514,650
Tops Holding Corp., 144A, 8.875%, 12/15/2017		190,000	204,250
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	276,038
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		740,000	769,600

			7,170,319
Energy 10.7%
Access Midstream Partners LP:
4.875%, 5/15/2023		480,000	477,600
6.125%, 7/15/2022		610,000	648,125
Arch Coal, Inc.:
7.0%, 6/15/2019 (c)		205,000	185,013
7.25%, 10/1/2020 (c)		200,000	179,000
Berry Petroleum Co., 6.75%, 11/1/2020		210,000	226,800
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		385,000	407,138
8.625%, 10/15/2020		410,000	449,975
Chaparral Energy, Inc., 144A, 7.625%, 11/15/2022		445,000	476,150
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		265,000	262,350
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,218,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	255,000
8.5%, 12/15/2019		120,000	130,500
Continental Resources, Inc., 5.0%, 9/15/2022		330,000	351,450
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,125,000	1,175,625
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		195,000	204,263
8.875%, 2/15/2018		595,000	638,881
Denbury Resources, Inc., 4.625%, 7/15/2023 (b)		965,000	945,700
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	795,000
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		1,185,000	1,232,400
EP Energy LLC:
6.875%, 5/1/2019		645,000	698,212
7.75%, 9/1/2022		325,000	349,375
9.375%, 5/1/2020		300,000	336,000
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (c)		870,000	878,700
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	880,687
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	123,625
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,172,500
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		490,000	523,075
144A, 9.75%, 7/15/2020		575,000	629,625
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		205,000	219,350
8.25%, 3/15/2018		590,000	637,200
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		485,000	488,637
Linn Energy LLC:
144A, 6.25%, 11/1/2019		1,130,000	1,127,175
6.5%, 5/15/2019		245,000	249,594
MarkWest Energy Partners LP, 5.5%, 2/15/2023		205,000	216,275
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		990,000	1,032,075
144A, 6.5%, 3/15/2021		425,000	446,250
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		435,000	474,150
Murray Energy Corp., 144A, 10.25%, 10/15/2015		785,000	785,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,030,000	1,081,500
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	326,350
7.25%, 2/1/2019		1,275,000	1,383,375
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019 (c)		1,110,000	1,134,975
11.5%, 8/1/2015		291,000	315,735
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		660,000	592,350
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,558,200
Petroleos Mexicanos, 5.5%, 6/27/2044		785,000	806,587
Plains Exploration & Production Co.:
6.125%, 6/15/2019		440,000	485,100
6.75%, 2/1/2022		1,000,000	1,126,250
6.875%, 2/15/2023		980,000	1,120,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	933,300
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021 (b)		710,000	712,662
SandRidge Energy, Inc., 7.5%, 3/15/2021		465,000	492,900
SESI LLC, 6.375%, 5/1/2019		425,000	454,750
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (c)		555,000	585,525
Swift Energy Co.:
7.875%, 3/1/2022		790,000	829,500
144A, 7.875%, 3/1/2022		470,000	493,500
Tesoro Corp.:
4.25%, 10/1/2017		410,000	424,863
5.375%, 10/1/2022		285,000	296,400
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	1,030,850

			37,712,022
Financials 21.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	768,300
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (c)		885,000	938,100
Ally Financial, Inc.:
5.5%, 2/15/2017		725,000	779,432
8.0%, 3/15/2020		670,000	821,587
8.0%, 11/1/2031		670,000	846,712
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		390,000	403,650
Alrosa Finance SA:
144A, 7.75%, 11/3/2020		2,000,000	2,350,000
144A, 8.875%, 11/17/2014 (c)		640,000	709,504
Altice Financing SA, 144A, 7.875%, 12/15/2019		445,000	477,930
AmeriGas Finance LLC:
6.75%, 5/20/2020		205,000	222,425
7.0%, 5/20/2022		205,000	224,475
Antero Resources Finance Corp.:
7.25%, 8/1/2019		535,000	580,475
9.375%, 12/1/2017		735,000	801,150
Ardagh Packaging Finance PLC, 144A, 4.875%, 11/15/2022		310,000	308,450
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		3,000,000	3,247,500
Banco do Brasil SA:
3.875%, 10/10/2022		2,365,000	2,341,350
144A, 6.25%, 12/29/2049		2,375,000	2,357,187
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		780,000	811,200
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		485,000	493,488
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	1,825,000	2,663,836
E*TRADE Financial Corp.:
6.375%, 11/15/2019		1,105,000	1,146,437
6.75%, 6/1/2016		1,035,000	1,099,687
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		415,000	449,238
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	393,300
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	7,705,520
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	513,190	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		185,000	182,225
8.875%, 2/1/2018		3,535,000	3,570,350
International Lease Finance Corp.:
5.75%, 5/15/2016		195,000	209,783
6.25%, 5/15/2019		580,000	640,900
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,800,000	1,769,188
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (c)		1,165,000	1,258,200
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		1,425,000	1,510,500
8.125%, 7/1/2019		1,225,000	1,335,250
8.625%, 7/15/2020 (c)		610,000	683,200
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (c)		1,580,000	1,556,300
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	576,187
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,456,950
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	315,000
144A, 5.875%, 3/15/2022		510,000	540,600
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		285,000	280,725
NII Capital Corp., 7.625%, 4/1/2021		3,730,000	2,928,050
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		760,000	808,450
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		765,000	782,212
6.875%, 2/15/2021		1,000,000	1,072,500
7.125%, 4/15/2019		885,000	944,737
8.25%, 2/15/2021		410,000	429,475
8.5%, 5/15/2018		800,000	840,000
9.875%, 8/15/2019		240,000	262,200
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020 (c)		1,995,000	2,264,325
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		775,000	875,750
144A, 8.5%, 2/15/2019		330,000	374,138
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		435,000	445,331
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		335,000	341,700
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,451,150
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,741,081
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	624,605
144A, 6.75%, 8/15/2024	EUR	435,000	629,035
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	688,000
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		470,000	472,350
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,432,480
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021 (b)		245,000	252,350
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	357,613
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	447,525
Virgin Media Finance PLC:
4.875%, 2/15/2022		495,000	493,763
5.25%, 2/15/2022		850,000	888,250
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		1,125,000	1,183,437
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		195,000	207,188

			74,063,986
Health Care 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		940,000	1,008,150
Biomet, Inc.:
144A, 6.5%, 8/1/2020		670,000	703,500
144A, 6.5%, 10/1/2020		190,000	192,850
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,136,700
7.125%, 7/15/2020		1,230,000	1,328,400
HCA Holdings, Inc., 7.75%, 5/15/2021 (c)		1,100,000	1,204,500
HCA, Inc.:
5.875%, 3/15/2022		515,000	560,063
7.5%, 2/15/2022		1,600,000	1,848,000
Hologic, Inc., 144A, 6.25%, 8/1/2020		370,000	397,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	505,613
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		595,000	666,400
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	676,562
Tenet Healthcare Corp., 144A, 4.5%, 4/1/2021 (b)		100,000	98,375
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		765,000	826,200

			11,153,063
Industrials 8.3%
Accuride Corp., 9.5%, 8/1/2018		625,000	617,188
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,584,700
Air Lease Corp.:
4.75%, 3/1/2020 (b)		580,000	574,200
5.625%, 4/1/2017		430,000	453,650
Armored Autogroup, Inc., 9.25%, 11/1/2018		1,110,000	976,800
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	612,563
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	674,650
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (c)		3,700,000	3,737,000
Briggs & Stratton Corp., 6.875%, 12/15/2020		305,000	343,125
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,075,975
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		480,000	494,400
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	289,275
Ducommun, Inc., 9.75%, 7/15/2018		615,000	674,963
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	862,875
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	439,725
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		390,000	410,475
6.75%, 10/1/2020		10,000	10,750
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	708,525
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,450,000	1,500,750
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		525,000	575,531
7.125%, 3/15/2021 (c)		105,000	115,500
Interline Brands, Inc., 7.5%, 11/15/2018		535,000	580,475
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		765,000	787,950
Meritor, Inc.:
8.125%, 9/15/2015		420,000	440,475
10.625%, 3/15/2018		630,000	669,375
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019 (c)		1,395,000	1,185,750
8.875%, 11/1/2017		785,000	775,187
Navios South American Logistics, Inc., 9.25%, 4/15/2019		540,000	540,000
Nortek, Inc., 8.5%, 4/15/2021		800,000	906,000
Ply Gem Industries, Inc., 9.375%, 4/15/2017		325,000	352,625
Sitel LLC, 11.5%, 4/1/2018		995,000	696,500
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	426,000
Techem Energy Metering Service Gmbh & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	291,248
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	1,151,415
Titan International, Inc., 7.875%, 10/1/2017		955,000	1,025,431
United Rentals North America, Inc.:
6.125%, 6/15/2023		50,000	53,500
7.375%, 5/15/2020		695,000	764,500
7.625%, 4/15/2022		695,000	774,925
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	1,070,000

			29,223,976
Information Technology 2.7%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	505,613
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,446,825
CDW LLC, 8.5%, 4/1/2019		1,635,000	1,810,762
CyrusOne LP, 144A, 6.375%, 11/15/2022		195,000	208,163
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	684,725
Equinix, Inc., 7.0%, 7/15/2021		420,000	468,300
First Data Corp.:
144A, 6.75%, 11/1/2020		1,350,000	1,387,125
144A, 7.375%, 6/15/2019		470,000	494,675
144A, 8.875%, 8/15/2020		885,000	980,137
144A, 11.25%, 1/15/2021 (b)		520,000	521,300
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	475,175
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		390,000	387,075

			9,369,875
Materials 13.1%
APERAM:
144A, 7.375%, 4/1/2016		400,000	388,000
144A, 7.75%, 4/1/2018		475,000	456,000
Axiall Corp., 144A, 4.875%, 5/15/2023 (b)		120,000	120,900
Berry Plastics Corp.:
9.5%, 5/15/2018		670,000	748,725
9.75%, 1/15/2021 (c)		835,000	979,037
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	779,350
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		305,000	312,625
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	2,000,000	2,905,694
CSN Resources SA, 144A, 6.5%, 7/21/2020		4,450,000	4,895,000
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		240,000	241,500
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		2,535,000	2,452,612
144A, 9.875%, 6/15/2015		370,000	288,600
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	385,950
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		1,235,000	1,268,962
144A, 6.875%, 4/1/2022		880,000	910,800
144A, 7.0%, 11/1/2015		665,000	693,263
144A, 8.25%, 11/1/2019		520,000	557,700
Greif, Inc., 7.75%, 8/1/2019		190,000	220,400
Huntsman International LLC:
4.875%, 11/15/2020		440,000	444,400
8.625%, 3/15/2020		630,000	711,900
8.625%, 3/15/2021		255,000	291,975
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		580,000	568,400
Ineos Finance PLC, 144A, 7.5%, 5/1/2020		325,000	350,188
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021 (c)		1,115,000	1,198,625
144A, 8.75%, 6/1/2020		335,000	371,850
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	660,300
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	558,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,189,687
Koppers, Inc., 7.875%, 12/1/2019		725,000	798,406
Molycorp, Inc., 144A, 10.0%, 6/1/2020		785,000	785,000
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	705,000	689,220
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	990,000	1,270,291
Novelis, Inc.:
8.375%, 12/15/2017		1,585,000	1,751,425
8.75%, 12/15/2020		855,000	966,150
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	5,235,000	8,014,369
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		990,000	1,032,075
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	592,688
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	532,950
144A, 8.25%, 1/15/2021		310,000	325,500
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		290,000	329,875
144A, 8.375%, 9/15/2021		290,000	332,775
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,630,125
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,595,000	1,750,512
Wolverine Tube, Inc., 6.0%, 6/28/2014		208,356	208,356

			45,960,910
Telecommunication Services 11.3%
Altice Finco SA, 144A, 9.875%, 12/15/2020		445,000	487,275
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,954,225
8.375%, 10/15/2020		1,875,000	2,039,062
8.75%, 3/15/2018 (c)		695,000	734,094
CPI International, Inc., 8.0%, 2/15/2018		475,000	475,000
Cricket Communications, Inc., 7.75%, 10/15/2020		2,910,000	3,019,125
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		1,410,000	1,572,150
144A, 10.5%, 4/15/2018		890,000	992,350
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,600,400
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	907,381	370
Frontier Communications Corp.:
7.125%, 1/15/2023 (c)		700,000	743,750
8.25%, 4/15/2017 (c)		705,000	816,037
8.5%, 4/15/2020 (c)		940,000	1,085,700
8.75%, 4/15/2022		300,000	347,250
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,275,000	1,364,250
144A, 7.25%, 10/15/2020		980,000	1,048,600
7.5%, 4/1/2021		2,125,000	2,305,625
8.5%, 11/1/2019 (c)		1,045,000	1,159,950
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,277,300
11.5%, 2/4/2017 (PIK)		3,955,000	4,192,300
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (c)		105,000	114,188
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		815,000	863,900
7.875%, 9/1/2018		760,000	822,700
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	427,425
SBA Communications Corp., 144A, 5.625%, 10/1/2019		385,000	404,250
Sprint Nextel Corp.:
6.0%, 12/1/2016		1,780,000	1,917,950
8.375%, 8/15/2017		620,000	716,875
9.125%, 3/1/2017		595,000	699,125
Syniverse Holdings, Inc., 9.125%, 1/15/2019		245,000	266,438
Windstream Corp.:
144A, 6.375%, 8/1/2023 (c)		490,000	491,225
7.5%, 6/1/2022		315,000	340,988
7.5%, 4/1/2023		765,000	818,550
7.75%, 10/15/2020		325,000	353,437
7.75%, 10/1/2021		630,000	688,275
8.125%, 9/1/2018 (c)		605,000	663,987

			39,804,126
Utilities 2.4.%
AES Corp.:
8.0%, 10/15/2017		595,000	687,225
8.0%, 6/1/2020		855,000	983,250
Calpine Corp., 144A, 7.5%, 2/15/2021		797,000	864,745
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,990,000	1,942,656
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		2,025,000	1,382,062
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		245,000	281,138
144A, 11.75%, 3/1/2022		1,500,000	1,708,125
NRG Energy, Inc.:
7.625%, 1/15/2018		360,000	404,100
8.25%, 9/1/2020		130,000	146,900
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		505,000	147,713

			8,547,914

Total Corporate Bonds (Cost $316,892,582)			333,826,688
Loan Participations and Assignments 1.7%
Senior Loans ** 0.9%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.5%, 4/22/2015		107,560	50,284
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		760,000	780,543
Clear Channel Communications, Inc., Term Loan B, 3.852%, 1/29/2016		477,436	414,393
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,000,000	2,010,830

			3,256,050
Sovereign Loans 0.8%
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		785,000	785,981
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,000,000	1,141,290
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	929,595

			2,856,866

Total Loan Participations and Assignments (Cost $6,632,555)			6,112,916
Convertible Bonds 0.9%
Consumer Discretionary 0.4%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		665,000	1,261,422
Industrials 0.1%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026 (c)		235,000	220,165
Materials 0.4%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,518,867

Total Convertible Bonds (Cost $2,128,645)			3,000,454
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $758,707)		1,279,000	1,171,513

	Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $43,000)	43	149,537

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	880	6,600
Trump Entertainment Resorts, Inc.*	72	0
Vertis Holdings, Inc.*	839	0

		6,600
Industrials 0.0%
Congoleum Corp.*	23,760	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	18,710	8,513
GEO Specialty Chemicals, Inc. 144A*	1,703	775
Wolverine Tube, Inc.*	8,966	162,464

		171,752

Total Common Stocks (Cost $456,803)		178,352
Preferred Stock 0.4%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $1,413,969)	1,550	1,512,849
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	271
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	118,267	52,747
Hercules Trust II, Expiration Date 3/31/2029*	1,219	9,414

		62,161

Total Warrants (Cost $239,283)		62,432
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $29,040,198)	29,040,198	29,040,198
Cash Equivalents 0.1%
Central Cash Management Fund, 0.11% (e) (Cost $396,760)	396,760	396,760

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $358,002,502) †	106.6	375,451,699
Other Assets and Liabilities, Net	(6.6)	(23,091,692)

Net Assets	100.0	352,360,007

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	704,557	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	907,381	EUR	1,235,302	370
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	735,203	459
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	513,190	EUR	146,073	0
					2,821,135	829

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

†
The cost for federal income tax purposes was $358,002,796.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $17,448,903.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,988,191 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,539,288.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $27,774,234, which is 7.9% of net assets.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	43,000	149,537	0.04
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	2,320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	82,014	(71,200)	153,214
6/21/2010 9/20/2013	720,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	25,453	8,825	16,628
6/21/2010 9/20/2015	325,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	34,847	(30,875)	65,722
6/21/2010 9/20/2015	600,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	64,333	(51,850)	116,183
6/21/2010 9/20/2015	200,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	21,443	(13,792)	35,235
6/21/2010 9/20/2015	1,020,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	109,367	(18,183)	127,550
6/20/2011 9/20/2016	890,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	26,087	24,106	1,981
9/20/2011 12/20/2016	1,500,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	209,852	52,221	157,631
9/20/2011 12/20/2016	450,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	9,436	(6,825)	16,261
9/20/2011 12/20/2016	300,0001	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	6,291	(4,550)	10,841
12/20/2011 3/20/2017	720,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	97,115	25,077	72,038
9/20/2012 12/20/2017	960,0007	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	118,824	69,690	49,134
Total unrealized appreciation					822,418

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC
7	UBS AG

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	35,193,500	USD	47,353,558	2/25/2013	(438,660)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$333,618,332	$208,356	$333,826,688
Loan Participations and Assignments	—	6,112,916	0	6,112,916
Convertible Bonds	—	1,481,587	1,518,867	3,000,454
Preferred Security	—	1,171,513	—	1,171,513
Other Investments	—	—	149,537	149,537
Common Stocks(i)	—	6,600	171,752	178,352
Preferred Stock	—	1,512,849	—	1,512,849
Warrants(i)	—	—	62,432	62,432
Short-Term Investments(i)	29,436,958	—	—	29,436,958
Derivatives(j)
Credit Default Swap Contracts	—	822,418	—	822,418
Total	$29,436,958	$344,726,215	$2,110,944	$376,274,117
Liabilities
Derivatives(j)
Forward Foreign Currency Exchange Contracts	$—	$(438,660)	$—	$(438,660)
Total	$—	$(438,660)	$—	$(438,660)

During the period ended January 31, 2013, the amount of transfers between Level 2 and Level 3 was $0.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended January 31, 2013, the amount of transfers between Level 3 and Level 2 was $1,183,075.  The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$822,418	$—
Foreign Exchange Contracts	$—	$(438,660)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013